Intangible Assets (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Indefinite-Lived International Slots and Routes	$ 708,000,000	$ 708,000,000
Airport operating and gate lease rights, amortized life (in years)	25
Airport operating and gate lease rights, residual value	0
Amortization expense	25,000,000	27,000,000	28,000,000
Average annual amortization expense next five years	$ 19,000,000